COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
Cost Of Sales
SCHEDULE OF COST OF SALES

	Year ended December 31
	2022	2021

Salaries and related expenses	32,583	100,558
Share based compensation	-	11,540
Materials	77,281	9,882
Vehicle maintenance	18,175	1,533
Travel expenses	4,115	7,641
Other expenses	26,159	4,789
	158,313	135,943